Related Party Transactions (Schedule of Significant Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2013 Shanda [Member] CNY	Dec. 31, 2012 Shanda [Member] CNY	Dec. 31, 2011 Shanda [Member] CNY	Dec. 31, 2013 Shanda and Companies under Common Control by Shanda [Member] USD ($)	Dec. 31, 2013 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Shanda and Companies under Common Control by Shanda [Member] CNY
Activity related to online gaming business:
Sales agent fees, paid to related parties	(41,889)	(49,543)	(31,050)
Promotion service fees, paid to related parties	(2,770)	(3,914)	(7,260)
Technical service fees, paid to related parties	(19,757)	(20,308)	(4,492)
Online game licensing fees, received from related parties	416	1,538	2,086
Platform service fees and sales agent fees, received from related parties	34,697	57,101	46,621
Corporate general administrative expenses (2012: reversal), allocated from related parties				0	3,467	(7,008)
Rental fee, paid to related parties	(34,434)	(18,511)	(21,193)
Consulting service fees, paid to related parties	(20,365)	(9,434)	0
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from related parties							(4,800)	(28,766)	(26,787)	(12,150)
Interest income from loans to related parties							$ 8,000	48,588	83,711	32,490